Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2019
Schedule III - Real Estate and Accumulated Depreciation
SCHEDULE III
LAMAR ADVERTISING COMPANY
AND SUBSIDIARIES
Schedule of Real Estate and Accumulated Depreciation
December 31, 2019, 2018 and 2017
(In thousands)

Description (1)	Encumbrances	Initial Cost (2)	Gross Carrying Amount (3)	Accumulated Depreciation	Construction Date	Acquisition Date	Useful Lives
391,456 Displays	—	—	$3,333,590	$(2,166,579)	Various	Various	5 to 20 years

(1)	No single asset exceeded 5% of the total gross carrying amount at December 31, 2019
(2)	This information is omitted, as it would be impracticable to compile such information on a site-by-site basis
(3)	Includes sites under construction
The following table summarizes activity for the Company’s real estate assets, which consists of advertising displays and the related accumulated depreciation.

	December 31, 2019	December 31, 2018	December 31, 2017
Gross real estate assets:
Balance at the beginning of the year	$3,201,434	$3,074,046	$2,998,540
Capital expenditures on new advertising displays (4)	59,604	54,151	49,946
Capital expenditures on improvements/redevelopments of existing advertising displays	25,025	12,781	6,265
Capital expenditures other recurring	36,354	34,758	32,523
Land acquisitions (6)	22,965	15,368	14,904
Acquisition of advertising displays (5) (6)	23,589	82,617	32,109
Assets sold or written-off	(35,320)	(70,494)	(61,306)
Foreign exchange	(61)	(1,793)	1,065

Balance at the end of the year	$3,333,590	$3,201,434	$3,074,046

Accumulated depreciation:
Balance at the beginning of the year	$2,082,335	$2,025,251	$1,973,958
Depreciation	111,531	106,700	102,494
Assets sold or written-off	(27,890)	(48,488)	(51,976)
Foreign exchange	603	(1,128)	775

Balance at the end of the year	$2,166,579	$2,082,335	$2,025,251

(4)	Includes non-cash amounts of $554, $446 and $921 at December 31, 2019, 2018 and 2017, respectively
(5)	Includes non-cash amounts of $1,928, $7,199 and $3,043 at December 31, 2019, 2018 and 2017, respectively
(6)	Includes preliminary allocation of assets acquired from Fairway at December 31, 2018

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Schedule III - Real Estate and Accumulated Depreciation
SCHEDULE III
LAMAR MEDIA CORP.
AND SUBSIDIARIES
Schedule of Real Estate and Accumulated Depreciation
December 31, 2019, 2018 and 2017
(In thousands)

Description (1)	Encumbrances	Initial Cost (2)	Gross Carrying Amount (3)	Accumulated Depreciation	Construction Date	Acquisition Date	Useful Lives
391,456 Displays	—	—	$3,333,590	$(2,166,579)	Various	Various	5 to 20 years

(1)	No single asset exceeded 5% of the total gross carrying amount at December 31, 2019
(2)	This information is omitted, as it would be impracticable to compile such information on a site-by-site basis
(3)	Includes sites under construction
The following table summarizes activity for the Company’s real estate assets, which consists of advertising displays and the related accumulated depreciation.

	December 31, 2019	December 31, 2018	December 31, 2017
Gross real estate assets:
Balance at the beginning of the year	$3,201,434	$3,074,046	$2,998,540
Capital expenditures on new advertising displays (4)	59,604	54,151	49,946
Capital expenditures on improvements/redevelopments of existing advertising displays	25,025	12,781	6,265
Capital expenditures other recurring	36,354	34,758	32,523
Land acquisitions (6)	22,965	15,368	14,904
Acquisition of advertising displays (5)(6)	23,589	82,617	32,109
Assets sold or written-off	(35,320)	(70,494)	(61,306)
Foreign exchange	(61)	(1,793)	1,065

Balance at the end of the year	$3,333,590	$3,201,434	$3,074,046

Accumulated depreciation:
Balance at the beginning of the year	$2,082,335	$2,025,251	$1,973,958
Depreciation	111,531	106,700	102,494
Assets sold or written-off	(27,890)	(48,488)	(51,976)
Foreign exchange	603	(1,128)	775

Balance at the end of the year	$2,166,579	$2,082,335	$2,025,251

(4)	Includes non-cash amounts of $554, $446 and $921 at December 31, 2019, 2018 and 2017, respectively
(5)	Includes non-cash amounts of $1,928, $7,199 and $3,043 at December 31, 2019, 2018 and 2017, respectively
(6)	Includes preliminary allocation of assets acquired from Fairway at December 31, 2018